PC&J PERFORMANCE FUND
FUND SUMMARY
INVESTMENT OBJECTIVE: The investment objective of PC&J Performance Fund is long-term growth of capital.
FEES AND EXPENSES OF THE FUND: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PC&J PERFORMANCE FUND PC&J PERFORMANCE FUND SHARES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	none
Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)	none
Redemption Fees (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PC&J PERFORMANCE FUND PC&J PERFORMANCE FUND SHARES
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.60%
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		1.76%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PC&J PERFORMANCE FUND PC&J PERFORMANCE FUND SHARES	179	554	954	2,073

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 302% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY: The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. The Fund may invest in any capitalization range of stocks. ETFs are selected based on the Adviser's assessment of which sectors are most likely to outperform the market. The Fund may focus its investments in one or more sectors, either by purchasing stocks in a particular sector or by purchasing a sector ETF.

ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS, NASDAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.

The portfolio manager may engage in frequent buying and selling of the Fund's investments.

PRINCIPAL INVESTMENT RISKS: The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.

Common Stock Risk: Common stocks (including ETFs) tend to be more volatile than other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions.

Sector Risk: The Fund may focus its investments in one or more sectors. If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Market Risk: The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease.

ETF Risk: There are risks associated with investing in ETFs. The underlying ETF may not achieve its objective. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, because the total return generated by the securities will be reduced by transaction costs and operating expenses. To the extent the Fund invests in ETFs, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares and may be higher than other mutual funds that invest directly in stocks. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses.

Small and Medium Capitalization Risk: To the extent the Fund invests in the stocks of small and medium sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium sized companies may have limited markets, product lines or financial resources and may lack management experience.

Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

PERFORMANCE: The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance (before and after taxes) cannot predict or guarantee future results.

A bar of proportionate size represents each percentage with the actual total return printed above the bar.

Best Quarter	13.56% for the quarter ended 6/30/03
Worst Quarter	-19.47% for the quarter ended 12/31/08

Average Annual Total Return For the periods ended 12/31/12
Average Annual Total Returns PC&J PERFORMANCE FUND		1 Year	5 Years	10 Years
PC&J PERFORMANCE FUND SHARES		5.48%	(2.28%)	4.56%
PC&J PERFORMANCE FUND SHARES - Return After Taxes on Distributions	[1]	3.86%	(2.92%)	3.70%
PC&J PERFORMANCE FUND SHARES - Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.69%	(1.97%)	3.94%
S&P 500 Index		16.00%	1.66%	7.09%
[1]	Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.